UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Value Fund

12/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 1.7%
Goodrich Corp.	88,342	$5,675,970
Precision Castparts Corp.	50,345	5,555,571

		$11,231,541

Airlines – 1.0%
Southwest Airlines Co.	168,186	$1,922,366
UAL Corp. (a)	360,409	4,652,880

		$6,575,246

Automotive – 1.6%
Harley-Davidson, Inc.	259,046	$6,527,959
Johnson Controls, Inc.	103,647	2,823,344
Lear Corp. (a)	20,000	1,352,800

		$10,704,103

Biotechnology – 0.2%
Millipore Corp. (a)	18,564	$1,343,105

Broadcasting – 1.7%
CBS Corp., “B”	288,279	$4,050,320
Interpublic Group of Cos., Inc. (a)	970,968	7,165,744

		$11,216,064

Brokerage & Asset Managers – 2.9%
Affiliated Managers Group, Inc. (a)	97,819	$6,588,110
Deutsche Boerse AG	37,240	3,096,353
Interactive Brokers Group, Inc. (a)	92,542	1,639,844
TD AMERITRADE Holding Corp. (a)	345,663	6,698,949
TradeStation Group, Inc. (a)	197,460	1,557,959

		$19,581,215

Business Services – 0.8%
Dun & Bradstreet Corp.	64,937	$5,478,735

Chemicals – 1.5%
Celanese Corp.	111,757	$3,587,400
PPG Industries, Inc.	87,785	5,138,934
Solutia, Inc. (a)	103,303	1,311,948

		$10,038,282

Computer Software – 1.8%
MicroStrategy, Inc., “A” (a)	68,383	$6,429,370
Parametric Technology Corp. (a)	130,782	2,136,978
VeriSign, Inc. (a)	132,727	3,217,302

		$11,783,650

Construction – 4.6%
Black & Decker Corp.	93,887	$6,086,694
NVR, Inc. (a)	20,570	14,619,305
Sherwin-Williams Co.	142,430	8,780,810
Toll Brothers, Inc. (a)	68,584	1,290,065

		$30,776,874

Consumer Products – 2.2%
Church & Dwight Co., Inc.	58,243	$3,520,789
Clorox Co.	73,780	4,500,580
Energizer Holdings, Inc. (a)	109,231	6,693,676

		$14,715,045

Consumer Services – 1.6%
Apollo Group, Inc., “A” (a)	35,141	$2,128,842
DeVry, Inc.	23,546	1,335,765

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – continued
H&R Block, Inc.	310,546	$7,024,551

		$10,489,158

Containers – 1.0%
Ball Corp.	67,942	$3,512,601
Owens-Illinois, Inc. (a)	99,656	3,275,693

		$6,788,294

Electrical Equipment – 1.9%
AMETEK, Inc.	80,478	$3,077,479
Rockwell Automation, Inc.	106,592	5,007,692
W.W. Grainger, Inc.	48,551	4,701,193

		$12,786,364

Electronics – 1.3%
Flextronics International Ltd. (a)	452,536	$3,308,038
National Semiconductor Corp.	336,173	5,163,617

		$8,471,655

Energy - Independent – 4.5%
Cloud Peak Energy, Inc. (a)	131,426	$1,913,563
CONSOL Energy, Inc.	58,934	2,934,913
Newfield Exploration Co. (a)	105,538	5,090,098
Noble Energy, Inc.	145,901	10,391,069
Plains Exploration & Production Co. (a)	188,992	5,227,519
Ultra Petroleum Corp. (a)	86,540	4,314,884

		$29,872,046

Engineering - Construction – 0.8%
Fluor Corp.	115,393	$5,197,301

Food & Beverages – 3.9%
Flowers Foods, Inc.	142,887	$3,394,995
J.M. Smucker Co.	150,878	9,316,717
McCormick & Co., Inc.	131,766	4,760,706
Mead Johnson Nutrition Co., “A”	76,999	3,364,856
Ralcorp Holdings, Inc. (a)	87,337	5,214,892

		$26,052,166

Food & Drug Stores – 0.5%
Safeway, Inc.	154,675	$3,293,031

Gaming & Lodging – 2.2%
Ameristar Casinos, Inc.	242,461	$3,692,681
Penn National Gaming, Inc. (a)	55,761	1,515,584
Royal Caribbean Cruises Ltd. (a)	146,360	3,699,981
Starwood Hotels & Resorts Worldwide, Inc.	165,031	6,035,184

		$14,943,430

General Merchandise – 0.9%
Dollar General Corp. (a)	151,280	$3,393,210
Macy’s, Inc.	167,382	2,805,322

		$6,198,532

Insurance – 9.3%
Aflac, Inc.	72,227	$3,340,499
Allied World Assurance Co. Holdings Ltd.	299,516	13,798,702
Aon Corp.	118,000	4,524,120
Aspen Insurance Holdings Ltd.	462,279	11,765,001
Employers Holdings, Inc.	490,954	7,531,234
Endurance Specialty Holdings Ltd.	206,004	7,669,529
Genworth Financial, Inc. (a)	213,754	2,426,108

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Lincoln National Corp.	93,418	$2,324,240
Prudential Financial, Inc.	101,972	5,074,127
Verisk Analytics, Inc., “A” (a)	131,070	3,968,800

		$62,422,360

Leisure & Toys – 2.0%
Hasbro, Inc.	232,051	$7,439,555
THQ, Inc. (a)	1,160,672	5,849,787

		$13,289,342

Machinery & Tools – 2.3%
AGCO Corp. (a)	112,814	$3,648,405
Eaton Corp.	51,140	3,253,527
Gardner Denver, Inc.	62,811	2,672,608
Kennametal, Inc.	153,076	3,967,730
RTI International Metals, Inc. (a)	81,042	2,039,827

		$15,582,097

Major Banks – 1.0%
Regions Financial Corp.	1,321,805	$6,992,348

Medical & Health Technology & Services – 2.8%
DaVita, Inc. (a)	77,654	$4,561,396
Laboratory Corp. of America Holdings (a)	39,297	2,940,987
LifePoint Hospitals, Inc. (a)	127,579	4,147,593
Lincare Holdings, Inc. (a)	63,744	2,366,177
Patterson Cos., Inc. (a)	76,096	2,129,166
VCA Antech, Inc. (a)	112,081	2,793,059

		$18,938,378

Medical Equipment – 3.9%
C.R. Bard, Inc.	16,867	$1,313,939
Covidien PLC	95,890	4,592,172
DENTSPLY International, Inc.	117,112	4,118,829
PerkinElmer, Inc.	342,247	7,046,866
Smith & Nephew PLC	530,917	5,451,516
Waters Corp. (a)	58,053	3,596,964

		$26,120,286

Metals & Mining – 1.2%
Cliffs Natural Resources, Inc.	72,775	$3,354,200
Compass Minerals International, Inc.	20,052	1,347,294
Steel Dynamics, Inc.	186,023	3,296,328

		$7,997,822

Natural Gas - Distribution – 4.6%
AGL Resources, Inc.	106,913	$3,899,117
EQT Corp.	148,474	6,520,978
Northwestern Corp.	66,606	1,733,088
Questar Corp.	230,412	9,578,227
Sempra Energy	125,991	7,052,976
South Jersey Industries, Inc.	54,618	2,085,315

		$30,869,701

Natural Gas - Pipeline – 0.5%
El Paso Corp.	346,179	$3,402,940

Network & Telecom – 1.1%
Ciena Corp. (a)	257,939	$2,796,059
Fortinet, Inc. (a)	27,220	478,255

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
Tellabs, Inc. (a)	663,140	$3,766,635

		$7,040,949

Oil Services – 2.0%
Dresser-Rand Group, Inc. (a)	92,210	$2,914,758
Noble Corp.	80,391	3,271,914
Pride International, Inc. (a)	70,574	2,252,016
Smith International, Inc.	186,915	5,078,481

		$13,517,169

Other Banks & Diversified Financials – 4.2%
CIT Group, Inc. (a)	64,985	$1,794,236
NewAlliance Bancshares, Inc.	362,172	4,349,686
Ocwen Financial Corp. (a)	428,907	4,104,640
People’s United Financial, Inc.	342,568	5,720,886
SVB Financial Group (a)	75,951	3,166,397
TCF Financial Corp.	422,194	5,750,282
Washington Federal, Inc.	172,497	3,336,092

		$28,222,219

Pharmaceuticals – 0.3%
Inverness Medical Innovations, Inc. (a)	46,400	$1,926,064

Railroad & Shipping – 0.4%
Norfolk Southern Corp.	45,840	$2,402,933

Real Estate – 5.9%
Annaly Mortgage Management, Inc., REIT	363,770	$6,311,410
Entertainment Property Trust, REIT	240,900	8,496,543
Host Hotels & Resorts, Inc., REIT (a)	355,764	4,151,766
Kilroy Realty Corp., REIT	252,150	7,733,441
Mack-Cali Realty Corp., REIT	185,310	6,406,167
Walter Investment Management Corp.	464,060	6,649,980

		$39,749,307

Restaurants – 1.2%
Darden Restaurants, Inc.	101,958	$3,575,667
Wendy’s/Arby’s Group, Inc., “A”	1,018,076	4,774,776

		$8,350,443

Specialty Chemicals – 2.6%
Air Products & Chemicals, Inc.	40,357	$3,271,338
Airgas, Inc.	111,821	5,322,680
FMC Corp.	67,404	3,758,447
Rockwood Holdings, Inc. (a)	206,871	4,873,881

		$17,226,346

Specialty Stores – 3.4%
Abercrombie & Fitch Co., “A”	139,378	$4,857,323
Advance Auto Parts, Inc.	169,116	6,845,816
GameStop Corp., “A” (a)	91,611	2,009,945
Limited Brands, Inc.	317,823	6,114,915
Nordstrom, Inc.	74,694	2,807,001

		$22,635,000

Telephone Services – 2.5%
CenturyTel, Inc.	162,202	$5,873,334
Frontier Communications Corp.	485,959	3,795,340
Qwest Communications International, Inc.	786,145	3,309,670
Virgin Media, Inc.	236,059	3,972,873

		$16,951,217

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.9%
TNT N.V.	197,121	$6,033,645

Utilities - Electric Power – 7.1%
AES Corp. (a)	229,454	$3,054,033
Allegheny Energy, Inc.	119,682	2,810,133
CMS Energy Corp.	532,367	8,336,867
DPL, Inc.	108,110	2,983,836
DTE Energy Co.	127,342	5,550,838
Great Plains Energy, Inc.	84,580	1,640,006
Northeast Utilities	379,730	9,793,237
NRG Energy, Inc. (a)	230,732	5,447,583
OGE Energy Corp.	73,000	2,692,970
Pepco Holdings, Inc.	104,668	1,763,656
Wisconsin Energy Corp.	73,093	3,642,224

		$47,715,383

Total Common Stocks		$654,921,786

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	11,267,797	$11,267,797

Total Investments		$666,189,583

Other Assets, Less Liabilities – 0.5%		3,369,141

Net Assets – 100.0%		$669,558,724

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC      Public Limited Company

REIT     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$640,340,271	$—	$—	$640,340,271
Netherlands	—	6,033,646	—	6,033,646
United Kingdom	—	5,451,516	—	5,451,516
Germany	3,096,353	—	—	3,096,353
Mutual Funds	11,267,797	—	—	11,267,797

Total Investments	$654,704,421	$11,485,162	$—	$666,189,583

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$555,377,826

Gross unrealized appreciation	$119,295,310
Gross unrealized depreciation	(8,483,553)

Net unrealized appreciation (depreciation)	$110,811,757

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	12,338,368	43,617,979	(44,688,550)	11,267,797

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$4,483	$11,267,797

MFS® Blended Research® Core Equity Fund

12/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 3.8%
Lockheed Martin Corp.	2,272	$171,195
Northrop Grumman Corp.	3,669	204,914
Precision Castparts Corp.	1,230	135,731
United Technologies Corp.	1,480	102,727

		$614,567

Automotive – 1.2%
Johnson Controls, Inc.	7,350	$200,214

Biotechnology – 1.6%
Amgen, Inc. (a)	4,600	$260,222

Brokerage & Asset Managers – 0.4%
CME Group, Inc.	200	$67,190

Business Services – 2.3%
Cognizant Technology Solutions Corp., “A” (a)	5,230	$236,919
Visa, Inc., “A”	1,530	133,814

		$370,733

Cable TV – 1.8%
Comcast Corp., “A”	7,997	$134,829
Time Warner Cable, Inc.	3,632	150,328

		$285,157

Chemicals – 3.9%
3M Co.	2,640	$218,249
Celanese Corp.	6,090	195,489
Dow Chemical Co.	1,950	53,879
PPG Industries, Inc.	2,950	172,693

		$640,310

Computer Software – 4.3%
Adobe Systems, Inc. (a)	5,110	$187,946
Microsoft Corp.	6,762	206,173
Oracle Corp.	12,314	302,186

		$696,305

Computer Software - Systems – 4.1%
Apple, Inc. (a)	1,678	$353,823
Dell, Inc. (a)	7,390	106,120
Hewlett-Packard Co.	1,820	93,748
International Business Machines Corp.	901	117,941

		$671,632

Construction – 1.0%
NVR, Inc. (a)	220	$156,356

Consumer Products – 2.8%
Kimberly-Clark Corp.	890	$56,702
Procter & Gamble Co.	6,581	399,006

		$455,708

Consumer Services – 1.2%
Apollo Group, Inc., “A” (a)	2,160	$130,853
Priceline.com, Inc. (a)	310	67,735

		$198,588

Containers – 0.8%
Owens-Illinois, Inc. (a)	3,730	$122,605

Electrical Equipment – 1.9%
General Electric Co.	9,484	$143,493
Tyco Electronics Ltd.	4,160	102,128

1

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	2,240	$60,502

		$306,123

Electronics – 3.1%
Intel Corp.	17,217	$351,227
Marvell Technology Group Ltd. (a)	7,590	157,493

		$508,720

Energy - Independent – 1.1%
Apache Corp.	1,810	$186,738

Energy - Integrated – 9.1%
Chevron Corp.	5,459	$420,288
Exxon Mobil Corp.	9,929	677,059
Hess Corp.	3,350	202,675
Marathon Oil Corp.	5,610	175,144

		$1,475,166

Food & Beverages – 4.4%
Archer Daniels Midland Co.	4,780	$149,662
Coca-Cola Co.	970	55,290
Coca-Cola Enterprises, Inc.	4,630	98,156
General Mills, Inc.	3,080	218,095
PepsiCo, Inc.	3,155	191,824

		$713,027

Food & Drug Stores – 0.5%
Walgreen Co.	2,260	$82,987

Gaming & Lodging – 1.2%
Las Vegas Sands Corp. (a)	3,720	$55,577
Royal Caribbean Cruises Ltd. (a)	5,230	132,214

		$187,791

General Merchandise – 2.3%
Macy’s, Inc.	11,940	$200,114
Wal-Mart Stores, Inc.	3,300	176,385

		$376,499

Health Maintenance Organizations – 1.1%
WellPoint, Inc. (a)	2,960	$172,538

Insurance – 2.5%
MetLife, Inc.	5,441	$192,339
Travelers Cos., Inc.	4,165	207,667

		$400,006

Internet – 1.9%
Google, Inc., “A” (a)	498	$308,750

Leisure & Toys – 2.0%
Activision Blizzard, Inc. (a)	14,790	$164,317
Hasbro, Inc.	4,880	156,453

		$320,770

Machinery & Tools – 1.4%
Caterpillar, Inc.	1,350	$76,937
Eaton Corp.	2,289	145,626

		$222,563

Major Banks – 8.5%
Bank of America Corp.	11,876	$178,853
Bank of New York Mellon Corp.	5,000	139,850
Goldman Sachs Group, Inc.	1,881	317,588

2

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
JPMorgan Chase & Co.	7,853	$327,235
PNC Financial Services Group, Inc.	3,680	194,267
Wells Fargo & Co.	8,410	226,986

		$1,384,779

Medical & Health Technology & Services – 2.1%
McKesson Corp.	3,020	$188,750
Medco Health Solutions, Inc. (a)	2,520	161,053

		$349,803

Medical Equipment – 2.5%
Medtronic, Inc.	5,670	$249,367
Thermo Fisher Scientific, Inc. (a)	1,430	68,197
Waters Corp. (a)	1,500	92,940

		$410,504

Metals & Mining – 0.4%
Steel Dynamics, Inc.	3,370	$59,716

Natural Gas - Distribution – 0.6%
NiSource, Inc.	6,530	$100,431

Network & Telecom – 0.7%
Cisco Systems, Inc. (a)	4,570	$109,406

Oil Services – 1.2%
Halliburton Co.	3,790	$114,041
Smith International, Inc.	3,210	87,216

		$201,257

Other Banks & Diversified Financials – 2.4%
American Express Co.	6,270	$254,060
Discover Financial Services	4,640	68,254
People’s United Financial, Inc.	4,420	73,814

		$396,128

Personal Computers & Peripherals – 0.9%
Seagate Technology LLC	7,780	$141,518

Pharmaceuticals – 5.1%
Abbott Laboratories	2,790	$150,632
Eli Lilly & Co.	1,840	65,706
Johnson & Johnson	4,405	283,726
Merck & Co., Inc.	752	27,478
Pfizer, Inc.	16,380	297,952

		$825,494

Railroad & Shipping – 0.9%
Union Pacific Corp.	2,340	$149,526

Real Estate – 0.5%
Annaly Mortgage Management, Inc., REIT	5,060	$87,791

Restaurants – 1.1%
Darden Restaurants, Inc.	5,120	$179,558

Specialty Stores – 2.2%
Home Depot, Inc.	6,870	$198,749
J. Crew Group, Inc. (a)	3,490	156,143

		$354,892

Telephone Services – 2.9%
AT&T, Inc.	10,234	$286,859
CenturyTel, Inc.	5,230	189,378

		$476,237

3

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 2.2%
Altria Group, Inc.	9,452	$185,543
Philip Morris International, Inc.	3,520	169,629

		$355,172

Trucking – 0.7%
United Parcel Service, Inc., “B”	1,960	$112,445

Utilities - Electric Power – 3.0%
Constellation Energy Group, Inc.	4,970	$174,795
DPL, Inc.	2,040	56,304
PG&E Corp.	4,120	183,958
Public Service Enterprise Group, Inc.	2,350	78,138

		$493,195

Total Common Stocks		$16,189,117

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	185,081	$185,081

Total Investments		$16,374,198

Other Assets, Less Liabilities – (0.7)%		(114,376)

Net Assets – 100.0%		$16,259,822

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$16,189,117	$—	$—	$16,189,117
Mutual Funds	185,081	—	—	185,081

Total Investments	$16,374,198	$—	$—	$16,374,198

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$15,500,414

Gross unrealized appreciation	$1,129,176
Gross unrealized depreciation	(255,392)

Net unrealized appreciation (depreciation)	$873,784

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,303	953,703	(975,925)	185,081

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$37	$185,081

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2010

*	Print name and title of each signing officer under his or her signature.